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[LINCOLN LOGO]

CHRISTINE FREDERICK, ESQUIRE
ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
350 CHURCH STREET
HARTFORD, CT 06103
TELEPHONE: 860 466 1386
FACSIMILE:  860 466 1778



May 15, 2002


U.S. Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: LLANY Separate Account R for Flexible Premium Variable Life Insurance (the "Account")
      Lincoln Life & Annuity Company of New York ("LLANY")
      Rule 497(j) Filing
      File No. 333-33778; 811-08651

Ladies and Gentlemen:

On behalf of Lincoln Life & Annuity Company of New York and the Separate Account referenced above, we are filing a certification pursuant to Paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Supplement to the Prospectus for certain variable life insurance contracts offered by LLANY through the Account, otherwise requiring filing under Rule 497(b), does not differ from the form of the Supplement contained in the most recent post-effective amendment filed electronically on April 26, 2002.

I am representing LLANY in these matters. Please contact me in writing or at
(860) 466-1386 if you have any questions about this filing.

Sincerely,

/s/ Christine Frederick

Christine Frederick
Assistant Vice President
& Senior Counsel